FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 6,471	$ 7,643	$ 23,358	$ 33,019
Marketable securities		3,173
Trade receivables (including long-term trade receivables)	6,792	5,835
Accounts receivable	1,018	685
Inventories	2,235	2,260
Long-term restricted deposits	299	313
Long-term prepaid expenses	66	69
Property and equipment and intangible assets	1,511	1,299
Total assets	18,392	21,277
Liabilities
Trade payables	1,517	1,262
Employee benefits	222	533
Provisions	215	183	167
Other accounts payable (including accrued expenses)	3,097	3,403
Short-term bank loan	5,000
Financial derivatives	442	2,875
Other long-term accounts payable	1,052	948
Total liabilities	11,704	19,900
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	6,688	1,377	$ 5,241	$ 16,951
Currency risk | Dollars
Assets
Cash and cash equivalents	4,088	2,337
Marketable securities		0
Trade receivables (including long-term trade receivables)	6,236	4,952
Accounts receivable	247	137
Inventories	0	0
Long-term restricted deposits	109	108
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Total assets	10,680	7,534
Liabilities
Trade payables	714	382
Employee benefits	0	0
Provisions	0	0
Other accounts payable (including accrued expenses)	1,965	1,877
Short-term bank loan	5,000	0
Financial derivatives	0	0
Other long-term accounts payable	947	905
Total liabilities	8,626	3,164
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	2,054	4,370
Currency risk | NIS
Assets
Cash and cash equivalents	1,885	5,124
Marketable securities		1,797
Trade receivables (including long-term trade receivables)	229	194
Accounts receivable	32	45
Inventories	0	0
Long-term restricted deposits	190	205
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Total assets	2,336	7,365
Liabilities
Trade payables	798	833
Employee benefits	0	0
Provisions	0	0
Other accounts payable (including accrued expenses)	761	1,117
Short-term bank loan	0	10,696
Financial derivatives	442	2,875
Other long-term accounts payable	105	0
Total liabilities	2,106	15,521
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	230	(8,156)
Currency risk | NIS linked to the Israeli CPI
Assets
Cash and cash equivalents	0	0
Marketable securities		1,376
Trade receivables (including long-term trade receivables)	0	0
Accounts receivable	0	0
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Total assets	0	1,376
Liabilities
Trade payables	0	0
Employee benefits	0	0
Provisions	0	0
Other accounts payable (including accrued expenses)	0	0
Short-term bank loan	0	0
Financial derivatives	0	0
Other long-term accounts payable	0	43
Total liabilities	0	43
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	0	1,333
Currency risk | Euro
Assets
Cash and cash equivalents	426	160
Marketable securities		0
Trade receivables (including long-term trade receivables)	327	689
Accounts receivable	2	3
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Total assets	755	852
Liabilities
Trade payables	5	47
Employee benefits	0	0
Provisions	0	0
Other accounts payable (including accrued expenses)	50	70
Short-term bank loan	0	0
Financial derivatives	0	0
Other long-term accounts payable	0	0
Total liabilities	55	117
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	700	735
Currency risk | Other currencies
Assets
Cash and cash equivalents	72	22
Marketable securities		0
Trade receivables (including long-term trade receivables)	0	0
Accounts receivable	0	0
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Total assets	72	22
Liabilities
Trade payables	0	0
Employee benefits	0	0
Provisions	0	0
Other accounts payable (including accrued expenses)	0	0
Short-term bank loan	0	0
Financial derivatives	0	0
Other long-term accounts payable	0	0
Total liabilities	0	0
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	72	22
Non-monetary items
Assets
Cash and cash equivalents	0	0
Marketable securities		0
Trade receivables (including long-term trade receivables)	0	0
Accounts receivable	737	500
Inventories	2,235	2,260
Long-term restricted deposits	0	0
Long-term prepaid expenses	66	69
Property and equipment and intangible assets	1,511	1,299
Total assets	4,549	4,128
Liabilities
Trade payables	0	0
Employee benefits	381	533
Provisions	215	183
Other accounts payable (including accrued expenses)	321	339
Short-term bank loan	0	0
Financial derivatives	0	0
Other long-term accounts payable	0	0
Total liabilities	917	1,055
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$ 3,632	$ 3,073